Non-cash operating items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ 15,587	$ 3,863
Fuel and natural gas in storage	5,263	46,368
Supplies and consumables inventory	(7,147)	(48,539)
Income taxes recoverable	(1,974)	(2,889)
Prepaid expenses	11,526	(13,218)
Accounts payable, accrued liabilities and other	(58,556)	22,344
Current income tax liability	12,458	1,096
Net regulatory assets and liabilities	(116,595)	(95,361)
Increase (decrease) in operating capital, total	$ (139,438)	$ (86,336)